AB Municipal Income Fund II

AB Massachusetts Portfolio

Portfolio of Investments

February 28, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.5%
Long-Term Municipal Bonds – 96.5%
Massachusetts – 83.1%
City of Quincy MA (City of Quincy MA) Series 2022-A 5.00%, 06/01/2047	$	3,060	$3,502,746
Series 2025 5.00%, 07/24/2026		7,255	7,329,478
City of Worcester MA (City of Worcester MA) AG Series 2022 3.00%, 02/01/2046		2,600	2,075,932
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2018-A 5.00%, 01/01/2042		5,000	5,173,718
Series 2021-B 2.00%, 04/01/2050		1,000	607,528
Series 2022-B 3.00%, 02/01/2045		2,965	2,453,086
4.11%, 07/15/2031		346	349,124
Series 2022-C 5.00%, 10/01/2052		2,005	2,085,703
Series 2022-D 5.00%, 11/01/2028		2,000	2,155,022
Series 2024 5.00%, 12/01/2054		5,000	5,246,557
Series 2024-E 5.00%, 08/01/2054		1,670	1,749,788
Series 2025-A 5.00%, 04/01/2045		1,500	1,646,878
Series 2025-G 5.00%, 12/01/2046		2,000	2,181,310
5.00%, 12/01/2055		1,500	1,577,954
Commonwealth of Massachusetts Transportation Fund Revenue (Commonwealth of Massachusetts Transportation Fund Revenue) Series 2022 5.00%, 06/01/2050		2,000	2,075,603
Series 2022-B 5.00%, 06/01/2052		3,000	3,115,159
Series 2023 5.00%, 06/01/2053		1,405	1,466,129
Series 2023-B 5.00%, 06/01/2051		3,000	3,138,277
Marthas Vineyard Land Bank (Marthas Vineyard Land Bank) BAM Series 2014 5.00%, 05/01/2031		1,000	1,010,066
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2017-A 5.00%, 07/01/2040		2,000	2,056,413
Series 2020 5.00%, 07/01/2050		3,000	3,053,340

	Principal Amount (000)		U.S. $ Value

Series 2023-A 5.25%, 07/01/2048	$	1,000	$1,075,448
5.25%, 07/01/2053		4,000	4,251,004
Series 2025-B 5.00%, 07/01/2045		500	551,282
5.25%, 07/01/2055		3,500	3,758,543
Massachusetts Clean Water Trust (The) (Massachusetts Clean Water State Revolving Fund) Series 2023-2 5.00%, 02/01/2040		600	677,350
5.00%, 02/01/2042		1,050	1,166,153
5.00%, 02/01/2044		1,500	1,635,872
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014-N 5.00%, 07/01/2044		7,150	7,154,975
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2018-J 5.00%, 07/01/2053		3,000	3,020,806
Series 2023 5.00%, 07/01/2034		2,000	2,315,681
AG Series 2025 5.00%, 07/01/2030		1,000	1,111,270
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2015-D 5.00%, 07/01/2044		3,755	3,756,942
Series 2023 4.375%, 07/01/2052		2,000	1,814,539
5.25%, 07/01/2052		2,000	1,993,426
Massachusetts Development Finance Agency (Brandeis University) Series 2019-S 5.00%, 10/01/2035		1,795	1,914,235
5.00%, 10/01/2039		1,780	1,880,075
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.375%, 07/15/2045(a)		600	616,491
Massachusetts Development Finance Agency (CHF Merrimack, Inc.) Series 2024 5.00%, 07/01/2054(a)		2,200	2,160,222
Massachusetts Development Finance Agency (Children’s Hospital Obligated Group) Series 2024-T 5.25%, 03/01/2054		2,000	2,122,107
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047		1,000	992,154
5.25%, 01/01/2042		1,000	1,005,454
Series 2025 5.25%, 01/01/2038		1,210	1,340,171
5.25%, 01/01/2041		1,230	1,319,829
5.25%, 01/01/2043		1,000	1,050,024

	Principal Amount (000)		U.S. $ Value

Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2031	$	2,000	$2,011,220
5.00%, 10/01/2034		2,100	2,108,237
Massachusetts Development Finance Agency (Equitable School Revolving Fund Obligated Group) Series 2021 4.00%, 11/01/2046		1,000	938,690
Massachusetts Development Finance Agency (GingerCare Living Obligated Group) Series 2024-A 5.875%, 12/01/2060(a)		1,000	937,046
Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 07/01/2039		2,055	2,058,526
Massachusetts Development Finance Agency (Mass General Brigham) Series 2015-O 4.00%, 07/01/2045		5,855	5,607,897
Series 2016 5.00%, 07/01/2031		1,000	1,008,892
Massachusetts Development Finance Agency (Massachusetts Institute of Technology) Series 2020 5.00%, 07/01/2050		2,050	2,325,444
Massachusetts Development Finance Agency (MCPHS University) Series 2013-F 4.00%, 07/01/2032		1,000	1,000,551
Massachusetts Development Finance Agency (Merrimack College) Series 2017 5.00%, 07/01/2047		3,200	3,149,946
Series 2022 5.00%, 07/01/2052		1,000	970,912
Massachusetts Development Finance Agency (NewBridge on the Charles) Series 2017 5.00%, 10/01/2047(a)		2,000	2,002,889
Massachusetts Development Finance Agency (Northeastern University) Series 2022 5.00%, 10/01/2041		1,500	1,666,397
5.00%, 10/01/2042		3,000	3,300,277
Massachusetts Development Finance Agency (Prerefunded - US Treasuries) Series 2019-A 5.00%, 06/01/2039		1,400	1,521,947
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2036		700	855,837

	Principal Amount (000)		U.S. $ Value

Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2055	$	3,250	$3,401,821
5.50%, 06/01/2050		4,000	4,318,442
Massachusetts Development Finance Agency (Salem Community Obligated Group) Series 2022 5.125%, 01/01/2040		1,020	1,041,852
Massachusetts Development Finance Agency (Simmons University) Series 2020-M 4.00%, 10/01/2050		1,000	689,611
Massachusetts Development Finance Agency (South Shore Hospital Obligated Group) Series 2016-I 4.00%, 07/01/2036		2,080	2,069,882
5.00%, 07/01/2041		2,500	2,502,547
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2013 4.00%, 07/01/2043		1,750	1,660,961
Series 2021-G 4.00%, 07/01/2046		1,750	1,527,127
5.00%, 07/01/2037		1,000	1,081,034
5.00%, 07/01/2050		3,550	3,558,043
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056		3,000	2,267,177
Series 2021-B 4.00%, 06/01/2050		1,000	789,318
Massachusetts Development Finance Agency (Suffolk University) Series 2021 4.00%, 07/01/2051		1,000	838,830
Series 2025 5.25%, 07/01/2055		3,000	2,985,330
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2017-T 5.00%, 07/01/2037		1,000	1,027,771
Series 2021-V 5.00%, 07/01/2055		1,000	1,096,077
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2038		1,000	1,014,893
Series 2026 5.25%, 10/01/2036		1,250	1,416,727
7.375%, 10/01/2035		1,000	1,030,840
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036		1,500	1,508,263
Series 2025 4.50%, 07/01/2054		3,500	3,323,481
5.00%, 07/01/2045		1,000	1,042,258

	Principal Amount (000)		U.S. $ Value

Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 06/01/2048	$	3,000	$3,053,237
Massachusetts Health & Educational Facilities Authority (Trustees of Boston College) Series 2008 5.50%, 06/01/2035		1,710	2,054,408
Massachusetts Port Authority (Bosfuel Corp.) Series 2019-A 5.00%, 07/01/2033		2,000	2,136,257
Massachusetts Port Authority (Massachusetts Port Authority) Series 2011-B 6.202%, 07/01/2031		1,765	1,877,857
Series 2019-A 5.00%, 07/01/2032		4,685	5,020,833
5.00%, 07/01/2036		4,000	4,237,714
5.00%, 07/01/2038		2,500	2,630,395
Series 2019-C 5.00%, 07/01/2049		1,000	1,011,486
Series 2021-E 5.00%, 07/01/2051		5,000	5,066,577
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2009 5.715%, 08/15/2039		4,000	4,248,467
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (Massachusetts Transportation Trust Fund Metropolitan Highway System Rev State Lease) Series 2019-C 5.00%, 01/01/2034		1,000	1,077,956
Massachusetts Water Resources Authority (Prerefunded - US Treasuries) Series 2016-C 5.00%, 08/01/2033		5,500	5,567,858
Town of Weymouth MA (Town of Weymouth MA) Series 2021 2.00%, 09/15/2045		2,000	1,365,260
University of Massachusetts Building Authority (University of Massachusetts) Series 2017 5.00%, 11/01/2034		2,500	2,600,748
Series 2020 3.013%, 11/01/2043		2,000	1,591,169

			217,931,079

Alabama – 3.0%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055		1,000	1,103,131
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052		1,200	1,232,325

	Principal Amount (000)		U.S. $ Value

Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	$	1,000	$1,084,127
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049		1,200	1,311,082
Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054		1,000	1,084,881
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056		1,000	1,052,329
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035		1,000	1,075,510

			7,943,385

American Samoa – 0.7%
American Samoa Economic Development Authority (American Samoa Economic Development Authority) Series 2025-A 5.00%, 09/01/2035(a)		1,200	1,298,432
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)		395	422,500

			1,720,932

Arizona – 0.4%
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037		1,000	1,113,768

California – 0.6%
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 6.50%, 11/01/2039		1,300	1,626,789

Florida – 0.0%
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2022 4.25%, 06/01/2056		100	82,766

Georgia – 0.5%
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2021-C 4.00%, 05/01/2052		1,200	1,235,539

	Principal Amount (000)		U.S. $ Value

Guam – 2.5%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 4.46%, 10/01/2043	$	210	$187,192
Series 2023 5.25%, 10/01/2036		100	111,119
5.375%, 10/01/2043		200	212,545
Series 2024-A 5.25%, 10/01/2043		615	652,336
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-A 5.00%, 01/01/2046		1,125	1,164,345
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036		350	358,196
5.00%, 10/01/2040		1,420	1,444,208
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042		2,255	2,242,395
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031		150	159,495

			6,531,831

Indiana – 0.0%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(b) (c) (d)		250	12,500

Kentucky – 0.8%
Kentucky Public Energy Authority (BP PLC) Series 2025-C 5.00%, 05/01/2036		1,000	1,099,158
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-A 5.00%, 05/01/2055		1,000	1,071,484

			2,170,642

New Jersey – 0.5%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029		1,170	1,178,749

	Principal Amount (000)		U.S. $ Value

North Carolina – 0.6%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community) Series 2015 4.70%, 07/01/2037	$	540	$522,816
North Carolina Turnpike Authority (North Carolina Turnpike Authority) Series 2017 5.00%, 01/01/2032		1,000	1,019,252

			1,542,068

Puerto Rico – 2.1%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A 5.625%, 07/01/2029		120	128,178
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)		610	650,353
5.00%, 07/01/2035(a)		500	522,292
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031		240	248,353
NATL Series 2007-V 5.25%, 07/01/2032		300	307,721
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027		52	52,091
6.625%, 01/01/2028		397	398,071
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045		1,600	1,832,918
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2046		1,000	357,891
Series 2019-A 4.329%, 07/01/2040		165	165,287
4.55%, 07/01/2040		22	22,140
5.00%, 07/01/2058		815	798,242

			5,483,537

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)		560	553,159

	Principal Amount (000)	U.S. $ Value

Texas – 1.0%
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(a)	$ 100	$101,753
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	1,200	1,290,993
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	1,000	1,094,261

		2,487,007

Wisconsin – 0.5%
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 6.50%, 06/30/2060	1,100	1,223,903

Total Long-Term Municipal Bonds (cost $254,857,984)		252,837,654

Short-Term Municipal Notes – 1.0%
Massachusetts – 1.0%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 09/29/2026	2,000	2,030,217
Massachusetts Health & Educational Facilities Authority (Mass General Brigham) Series 2011 1.25%, 07/01/2040(e)	615	615,000

Total Short-Term Municipal Notes (cost $2,642,353)		2,645,217

Total Municipal Obligations (cost $257,500,337)		255,482,871

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
AES Guayama Holdings 0.00% (c) (f) (g) (cost $156,813)	8,741	25,436

	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.4%
U.S. Treasury Bills – 1.1%
U.S. Treasury Bill Zero Coupon, 04/16/2026 (cost $2,986,642)	$ 3,000	$2,986,428

	Shares

Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(h) (i) (j) (cost $736,042)	736,042	736,042

Total Short-Term Investments (cost $3,722,684)		3,722,470

Total Investments – 98.9% (cost $261,379,834)(k)		259,230,777
Other assets less liabilities – 1.1%		2,922,064

Net Assets – 100.0%		$262,152,841

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	7,250	10/15/2029	2.569%	CPI#	Maturity	$(35,054)	$—	$(35,054)
USD	7,000	10/15/2029	2.485%	CPI#	Maturity	(4,961)	—	(4,961)

						$(40,015)	$—	$(40,015)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	3,025	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$123,006	$—	$123,006

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2026, the aggregate market value of these securities amounted to $9,265,137 or 3.5% of net assets.

(b)	Defaulted.
(c)	Non-income producing security.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of February 28, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/29/2019	$257,806	$12,500	0.00%

(e)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Fair valued by the Adviser.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	Affiliated investments.
(j)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(k)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,751,121 and gross unrealized depreciation of investments was $(5,817,187), resulting in net unrealized depreciation of $(2,066,066).

As of February 28, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.9% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CHF – Collegiate Housing Foundation

NATL – National Interstate Corporation

AB Municipal Income Fund II

AB Massachusetts Portfolio

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$252,837,654	$—	$252,837,654
Short-Term Municipal Notes	—	2,645,217	—	2,645,217
Preferred Stocks	—	—	25,436	25,436
Short-Term Investments:
U.S. Treasury Bills	—	2,986,428	—	2,986,428
Investment Companies	736,042	—	—	736,042

Total Investments in Securities	736,042	258,469,299	25,436	259,230,777
Other Financial Instruments(a):
Assets:
Interest Rate Swaps	—	123,006	—	123,006
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(40,015)	—	(40,015)

Total	$736,042	$258,552,290	$25,436	$259,313,768

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2026 is as follows:

Fund	Market Value 05/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$887	$72,617	$72,768	$736	$174